Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years
Finance lease right-of-use asset	4 Years

Schedule of Disaggregates the Revenue

The following table disaggregates the Company’s revenue by revenue type:

	For the Years Ended December 31,
	2025	2024	2023
	US$	US$	US$
Consulting services	$-	$-	$800,000
Software development and post-contract maintenance	-	-	24,098
Placement agent services	807,500	1,860,000	45,837
Other revenue	-	8,333	-
Total revenues	$807,500	$1,868,333	$869,935

Schedule of Disaggregates the Company's Revenue by Geographic Area

The following table disaggregates the Company’s revenue by geographic area:

	For the Years Ended December 31,
	2025	2024	2023
	US$	US$	US$

China	$-	$-	$824,098
United States	807,500	1,868,333	45,837
Total revenues	$807,500	$1,868,333	$869,935

Schedule of Basic and Diluted Net Income (Loss) Per Common Share	The following table presents a reconciliation of basic and diluted net income (loss) per common share:
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Net loss from continuing operations for basic and diluted net loss per share of common stock	$(56,075,245)	$(91,168,280)	$(7,848,380)
Net income from discontinued operations for basic and diluted net income per share of common stock	$-	$-	$53,267,761
Weighted average common stock outstanding – basic and diluted*	53,562,569	24,996,144	13,221,897
Net loss per common share from continuing operations - basic and diluted*	$(1.05)	$(3.65)	$(0.59)
Net income per common share from discontinued operations - basic and diluted*	$-	$-	$4.03

*	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.